RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) ¥ in Millions										2 Months Ended		8 Months Ended	12 Months Ended
	May. 12, 2015 CNY (¥)	Mar. 04, 2015 CNY (¥)	Feb. 02, 2015 CNY (¥)	Feb. 02, 2015 USD ($)	May. 19, 2014 CNY (¥)	May. 19, 2014 USD ($)	Apr. 03, 2014 CNY (¥)	Apr. 03, 2014 USD ($)	Apr. 01, 2011	May. 31, 2014 CNY (¥)	May. 31, 2014 USD ($)	Aug. 28, 2014 agreement	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) agreement	Aug. 31, 2015
Related Party Transaction [Line Items]
Net effect of borrowings from and receivables due from Shanda affiliates waived as to repayment and recharacterized as equity contribution														$ 5,405,317
Borrowings from related party													$ 4,631,190
Beijing Modo
Related Party Transaction [Line Items]
Equity interest of equity method investment													30.00%		30.00%
Shengyue
Related Party Transaction [Line Items]
Number of agreements | agreement												2
Shengyue | Old advertising agency agreement with Shengyue
Related Party Transaction [Line Items]
Term of cooperative agreement with related party									1 year 9 months
Qinhe
Related Party Transaction [Line Items]
Number of agreements | agreement														2
Shanda
Related Party Transaction [Line Items]
Loan from related party					¥ 21.4	$ 3,400,000	¥ 20.0	$ 3,200,000		¥ 36.1	$ 5,800,000
Related party payables forgiven					5.3	800,000
Related party receivables forgiven								1,200,000
Net effect of borrowings from and receivables due from Shanda affiliates waived as to repayment and recharacterized as equity contribution					¥ 21.4	$ 3,400,000		$ 2,000,000			$ 5,400,000
Term of the loan					12 months	12 months
Mr. Xu
Related Party Transaction [Line Items]
Loan from related party			¥ 30.0	$ 4,840,000
Term of the loan			1 year	1 year
Interest rate, per annum			6.50%	6.50%
Borrowings from related party		¥ 30.0											$ 4,631,190
Shanda Computer | Mr. Xu
Related Party Transaction [Line Items]
Payment in exchange for loan transfer | ¥	¥ 30.3